Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Net income (loss) before income taxes	$ 38,352	$ (325,522)	$ (372,131)
Net loss not subject to taxes	(267,665)	(129,307)	(341,473)
Net income (loss) subject to taxes	306,017	(196,215)	(30,658)
At applicable statutory tax rates	12,719	(15,808)	(8,987)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(8,173)	(2,817)	7,307
Other	(1,675)	4,218	5,970
Income tax expense (recovery) related to the current year	$ 2,872	$ (14,406)	$ 4,290